Annual Total Returns (Vanguard Convertible Securities Fund - Investor Shares Participant) (Vanguard Convertible Securities Fund, Vanguard Convertible Securities Fund - Investor Shares)	12 Months Ended
Nov. 30, 2013
Vanguard Convertible Securities Fund | Vanguard Convertible Securities Fund - Investor Shares
Annual Total Return
2013	19.17%
2012	14.47%
2011	(6.75%)
2010	19.24%
2009	40.81%
2008	(29.79%)
2007	10.61%
2006	12.94%
2005	6.60%
2004	7.20%